Quarterly Holdings Report
for
Fidelity® Large Cap Growth Enhanced Index Fund
November 30, 2022
GEI-NPRT1-0123
1.859523.115
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 0.3%
Electronic Arts, Inc.	13,423	1,755,460
Spotify Technology SA (a)(b)	51,273	4,072,102
		5,827,562
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	423,500	42,769,265
Class C (a)	355,220	36,037,069
Meta Platforms, Inc. Class A (a)	119,875	14,157,238
		92,963,572
Media - 0.2%
The Trade Desk, Inc. (a)	68,385	3,565,594
TOTAL COMMUNICATION SERVICES		102,356,728
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.0%
Gentex Corp.	7,318	211,490
Automobiles - 2.6%
Tesla, Inc. (a)	217,767	42,399,235
Diversified Consumer Services - 0.5%
Service Corp. International	115,400	8,245,330
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	116,697	11,919,432
Booking Holdings, Inc. (a)	7,735	16,084,546
Chipotle Mexican Grill, Inc. (a)	4,420	7,191,163
Expedia, Inc. (a)	89,594	9,572,223
Starbucks Corp.	92,902	9,494,584
Yum! Brands, Inc.	15,077	1,939,807
		56,201,755
Household Durables - 0.2%
TopBuild Corp. (a)	13,715	2,113,207
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	663,940	64,096,768
eBay, Inc.	163,654	7,436,438
		71,533,206
Multiline Retail - 0.7%
Dollar General Corp.	46,580	11,909,574
Specialty Retail - 3.7%
Lowe's Companies, Inc.	86,829	18,455,504
O'Reilly Automotive, Inc. (a)	4,429	3,829,048
The Home Depot, Inc.	78,385	25,395,956
TJX Companies, Inc.	14,682	1,175,294
Ulta Beauty, Inc. (a)	19,978	9,286,574
Williams-Sonoma, Inc. (b)	24,632	2,879,481
		61,021,857
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	183,068	20,080,729
TOTAL CONSUMER DISCRETIONARY		273,716,383
CONSUMER STAPLES - 6.5%
Beverages - 2.9%
Brown-Forman Corp. Class B (non-vtg.)	56,864	4,152,209
PepsiCo, Inc.	102,629	19,038,706
The Coca-Cola Co.	382,502	24,330,952
		47,521,867
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	43,413	23,410,460
Kroger Co.	49,553	2,437,512
Walmart, Inc.	52,430	7,991,381
		33,839,353
Food Products - 0.6%
Lamb Weston Holdings, Inc.	42,646	3,705,937
Mondelez International, Inc.	89,510	6,051,771
		9,757,708
Household Products - 0.9%
Colgate-Palmolive Co.	98,670	7,644,952
Procter & Gamble Co.	48,056	7,168,033
		14,812,985
TOTAL CONSUMER STAPLES		105,931,913
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	30,824	1,588,977
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.	44,653	7,830,350
Devon Energy Corp.	20,858	1,429,190
EOG Resources, Inc.	58,356	8,282,467
Occidental Petroleum Corp.	170,438	11,843,737
		29,385,744
TOTAL ENERGY		30,974,721
FINANCIALS - 1.8%
Capital Markets - 1.2%
FactSet Research Systems, Inc.	2,229	1,028,215
LPL Financial	40,446	9,573,973
MSCI, Inc.	18,585	9,438,021
Tradeweb Markets, Inc. Class A	5,500	338,030
		20,378,239
Consumer Finance - 0.0%
American Express Co.	1,011	159,323
Insurance - 0.6%
Aon PLC	16,054	4,949,127
Brown & Brown, Inc.	17,743	1,057,305
Marsh & McLennan Companies, Inc.	22,071	3,822,256
		9,828,688
TOTAL FINANCIALS		30,366,250
HEALTH CARE - 13.0%
Biotechnology - 3.0%
AbbVie, Inc.	116,156	18,722,024
Amgen, Inc.	69,774	19,983,274
Exelixis, Inc. (a)	44,304	756,712
Gilead Sciences, Inc.	48,945	4,298,839
Sarepta Therapeutics, Inc. (a)	8,501	1,044,008
United Therapeutics Corp. (a)	15,209	4,256,847
		49,061,704
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	72,538	7,803,638
Inspire Medical Systems, Inc. (a)	17,761	4,290,525
Shockwave Medical, Inc. (a)	32,226	8,172,514
		20,266,677
Health Care Providers & Services - 4.1%
Cigna Corp.	8,600	2,828,454
Elevance Health, Inc.	24,299	12,949,423
McKesson Corp.	7,200	2,748,096
UnitedHealth Group, Inc.	89,194	48,856,905
		67,382,878
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	58,201	11,079,142
Life Sciences Tools & Services - 0.4%
Avantor, Inc. (a)	32,040	713,851
Danaher Corp.	18,652	5,099,643
Maravai LifeSciences Holdings, Inc. (a)	68,629	1,021,200
Sotera Health Co. (a)	50,522	421,353
		7,256,047
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	31,281	2,511,239
Eli Lilly & Co.	81,414	30,211,107
Johnson & Johnson	40,859	7,272,902
Merck & Co., Inc.	94,584	10,415,590
Pfizer, Inc.	174,214	8,733,348
		59,144,186
TOTAL HEALTH CARE		214,190,634
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.3%
General Dynamics Corp.	9,800	2,473,422
Huntington Ingalls Industries, Inc.	21,700	5,033,532
Lockheed Martin Corp.	39,680	19,252,339
Northrop Grumman Corp.	12,400	6,612,796
Parsons Corp. (a)	68,775	3,404,363
		36,776,452
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	68,036	12,908,470
Commercial Services & Supplies - 0.5%
Cintas Corp.	18,105	8,360,527
Electrical Equipment - 0.3%
Atkore, Inc. (a)	43,341	5,294,103
Industrial Conglomerates - 0.4%
3M Co.	56,344	7,097,654
Machinery - 0.5%
Caterpillar, Inc.	13,789	3,259,857
Deere & Co.	4,849	2,138,409
Otis Worldwide Corp.	36,494	2,849,816
		8,248,082
Professional Services - 0.0%
Leidos Holdings, Inc.	3,823	417,969
Road & Rail - 1.9%
CSX Corp.	314,715	10,288,033
Union Pacific Corp.	91,889	19,979,425
		30,267,458
TOTAL INDUSTRIALS		109,370,715
INFORMATION TECHNOLOGY - 42.4%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	49,515	6,897,440
Cisco Systems, Inc.	178,326	8,866,369
		15,763,809
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	44,187	3,553,960
CDW Corp.	54,994	10,374,068
Keysight Technologies, Inc. (a)	2,015	364,493
Vontier Corp.	194,326	3,814,619
		18,107,140
IT Services - 5.8%
Accenture PLC Class A	30,526	9,186,189
Automatic Data Processing, Inc.	3,037	802,193
FleetCor Technologies, Inc. (a)	4,115	807,363
Gartner, Inc. (a)	31,967	11,200,278
MasterCard, Inc. Class A	100,102	35,676,353
PayPal Holdings, Inc. (a)	80,600	6,319,846
VeriSign, Inc. (a)	25,290	5,053,195
Visa, Inc. Class A	124,315	26,976,355
		96,021,772
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	61,912	4,806,229
Applied Materials, Inc.	917	100,503
Broadcom, Inc.	51,083	28,148,265
KLA Corp.	3,796	1,492,397
Monolithic Power Systems, Inc.	3,361	1,283,768
NVIDIA Corp.	195,232	33,039,111
Qualcomm, Inc.	168,276	21,285,231
Semtech Corp. (a)	76,307	2,345,677
Skyworks Solutions, Inc.	19,285	1,844,032
Texas Instruments, Inc.	13,356	2,410,224
		96,755,437
Software - 16.9%
Adobe, Inc. (a)	67,255	23,198,267
Atlassian Corp. PLC (a)	76,092	10,009,903
Box, Inc. Class A (a)	59,020	1,620,099
Cadence Design Systems, Inc. (a)	71,529	12,305,849
Crowdstrike Holdings, Inc. (a)	76,039	8,945,988
Datadog, Inc. Class A (a)	8,171	619,198
Dropbox, Inc. Class A (a)	394,598	9,296,729
Dynatrace, Inc. (a)	61,761	2,393,239
Fair Isaac Corp. (a)	6,436	3,988,518
Fortinet, Inc. (a)	32,437	1,724,351
Intuit, Inc.	6,468	2,636,292
Manhattan Associates, Inc. (a)	32,900	4,143,426
Microsoft Corp.	559,143	142,659,745
Palo Alto Networks, Inc. (a)	73,712	12,523,669
RingCentral, Inc. (a)	44,527	1,650,171
Salesforce.com, Inc. (a)	24,896	3,989,584
ServiceNow, Inc. (a)	17,213	7,165,772
Splunk, Inc. (a)	23,650	1,837,132
Synopsys, Inc. (a)	34,494	11,712,093
Workday, Inc. Class A (a)	71,842	12,062,272
Zoom Video Communications, Inc. Class A (a)	49,447	3,729,787
		278,212,084
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	1,183,797	175,237,469
NetApp, Inc.	119,557	8,083,249
Pure Storage, Inc. Class A (a)	291,041	8,495,487
		191,816,205
TOTAL INFORMATION TECHNOLOGY		696,676,447
MATERIALS - 1.7%
Chemicals - 1.1%
CF Industries Holdings, Inc.	92,049	9,958,781
Ecolab, Inc.	36,560	5,477,785
Olin Corp.	40,338	2,298,459
Sherwin-Williams Co.	4,126	1,028,117
		18,763,142
Containers & Packaging - 0.6%
Sealed Air Corp.	178,192	9,485,160
TOTAL MATERIALS		28,248,302
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Public Storage	34,985	10,424,131
Realty Income Corp.	40,500	2,554,335
SBA Communications Corp. Class A	6,836	2,046,015
		15,024,481
UTILITIES - 1.1%
Electric Utilities - 0.8%
Duke Energy Corp.	65,400	6,535,422
NextEra Energy, Inc.	40,973	3,470,413
Xcel Energy, Inc.	38,500	2,703,470
		12,709,305
Multi-Utilities - 0.3%
Consolidated Edison, Inc.	53,204	5,216,120
TOTAL UTILITIES		17,925,425
TOTAL COMMON STOCKS (Cost $1,083,734,856)		1,624,781,999

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	14,805,446	14,808,408
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	5,899,260	5,899,850
TOTAL MONEY MARKET FUNDS (Cost $20,708,258)		20,708,258

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,104,443,114)	1,645,490,257
NET OTHER ASSETS (LIABILITIES) - (0.2)% (e)	(2,910,595)
NET ASSETS - 100.0%	1,642,579,662

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	77	Dec 2022	15,712,813	635,684	635,684

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $699,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	33,751,495	39,317,533	58,260,620	72,398	-	-	14,808,408	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	831,850	28,636,902	23,568,902	1,004	-	-	5,899,850	0.0%
Total	34,583,345	67,954,435	81,829,522	73,402	-	-	20,708,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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